Consolidated statements of comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statements of comprehensive income or loss
Profit/(loss) for the year	$ (115,613)	$ 126,398	$ 84,209
Items that may not be reclassified subsequently to profit or loss:
Actuarial loss		(51)
Items that may be reclassified subsequently to profit or loss:
Effective portion of changes in fair value of cash flow hedges, net of amounts recycled to profit or loss	(2,933)	(258)	2,667
Recycled loss of cash flow hedges reclassified to profit or loss	697		4,368
Other comprehensive income/(loss) for the year	(2,236)	(309)	7,035
Total comprehensive income/(loss) for the year	(117,849)	126,089	91,244
Attributable to:
Owners of the Group	(102,897)	47,374	22,541
Non-controlling interests	$ (14,952)	$ 78,715	$ 68,703